Borrowings (Details Narrative) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨) shares	Mar. 31, 2024 INR (₨) shares	Mar. 31, 2023 INR (₨) shares	Jan. 31, 2024 INR (₨)
IfrsStatementLineItems [Line Items]
Nominal value			₨ 1
Issuance of bank guarantees	$ 29,025	₨ 2,479,568	8,716,246	₨ 3,825,988
Borrowings		545,864	638,192
Sale bill discounting [member]
IfrsStatementLineItems [Line Items]
Borrowings		457,850	405,901
Sale bill discounting [member] | ICICI Bank [Member]
IfrsStatementLineItems [Line Items]
Nominal value			300,000
Sale bill discounting [member] | International Air Transport Association [Member]
IfrsStatementLineItems [Line Items]
Issuance of bank guarantees			9,519
Sale bill discounting [member] | Axis Bank [Member]
IfrsStatementLineItems [Line Items]
Nominal value		820,000	550,000
Issuance of bank guarantees		₨ 156,550	25,874
Percentage of fixed deposits	20.00%	20.00%
Sale bill discounting [member] | Federal Bank [Member]
IfrsStatementLineItems [Line Items]
Nominal value		₨ 600,000	400,000
Issuance of bank guarantees		₨ 200,000	118,309
Percentage of fixed deposits	20.00%	20.00%
Sale bill discounting [member] | IDFC Bank [Member]
IfrsStatementLineItems [Line Items]
Nominal value		₨ 650,000	500,000
Issuance of bank guarantees		₨ 158,455	261,718
Percentage of fixed deposits	20.00%	20.00%
Bank guarantee		₨ 50,000
Sale bill discounting [member] | Yes Bank [member]
IfrsStatementLineItems [Line Items]
Nominal value		200,000
Issuance of bank guarantees
Percentage of fixed deposits	20.00%	20.00%
Bank Guarantee [member] | ICICI Bank [Member]
IfrsStatementLineItems [Line Items]
Nominal value		₨ 150,000
Issuance of bank guarantees		₨ 121,000
Percentage of fixed deposits	20.00%	20.00%
Non Convertible Debentures [Member] | Black soil Capital Private Ltd [Member]
IfrsStatementLineItems [Line Items]
Nominal value		₨ 500,000	₨ 500,000	₨ 500,000
Debentures issued | shares		400	400	600
Borrowings		₨ 200,000	₨ 200,000	₨ 300,000
Interest rate			14.25%	14.25%
Payable amount			₨ 20,000	₨ 20,000
Premium rate			2.00%	2.00%
Non Convertible Debentures [Member] | Black Soil India Credit Fund [Member]
IfrsStatementLineItems [Line Items]
Nominal value			₨ 500,000
Debentures issued | shares			600
Borrowings			₨ 300,000		₨ 231,818